Commitments - Summary of Contractual Obligations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	$ 182,074		$ 177,022		$ 9,339
Finance lease obligations					143
Convertible notes					533
Total debt and other financial obligations					10,015
Operating leases		$ 1,207
Interest payments on debt					2,780
Pension plans and other benefits					1,352
Acquisition of property, plant and equipment	12,969	130	$ 12,419	$ 13,279
Purchases of raw materials, fuel and energy		5,157
Total contractual obligations	405,595				20,641
Less than 1 year [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt					7
Finance lease obligations					36
Convertible notes					19
Total debt and other financial obligations					62
Operating leases		186
Interest payments on debt					508
Pension plans and other benefits					148
Acquisition of property, plant and equipment		87
Purchases of raw materials, fuel and energy		702
Total contractual obligations	33,267				1,693
1-3 years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt					1,788
Finance lease obligations					87
Convertible notes					514
Total debt and other financial obligations					2,389
Operating leases		351
Interest payments on debt					960
Pension plans and other benefits					270
Acquisition of property, plant and equipment		43
Purchases of raw materials, fuel and energy		955
Total contractual obligations	97,621				4,968
3-5 Years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt					2,347
Finance lease obligations					19
Convertible notes					0
Total debt and other financial obligations					2,366
Operating leases		231
Interest payments on debt					777
Pension plans and other benefits					270
Acquisition of property, plant and equipment		0
Purchases of raw materials, fuel and energy		1,230
Total contractual obligations	95,774				4,874
More than 5 Years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	101,431				5,197
Finance lease obligations					1
Convertible notes					0
Total debt and other financial obligations					5,198
Operating leases		439
Interest payments on debt					535
Pension plans and other benefits					664
Acquisition of property, plant and equipment		0
Purchases of raw materials, fuel and energy		$ 2,270
Total contractual obligations	$ 178,933				$ 9,106